11. Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of notes payable
	December 31, 2020	December 31, 2019
Principal value of Promissory Note	$8,977,721	$8,789,794
Loan discounts	(248,972)	(488,117)
Less: Current portion, net of discount	(8,728,749)	(2,800,559)
Promissory Note, long term net of discount	$-	$5,501,118